UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number     811-08037

              AdvisorOne Funds

(Exact name of registrant as specified in charter)

              4020 South 147th Street, Omaha, NE                  68137

(Address of principal executive offices)               (Zip code)

              Gemini Fund Services, LLC., 450 Wireless Boulevard, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         402-493-3313

Date of fiscal year end:  4/30

Date of reporting period:10/31/05

Item 1.  Reports to Stockholders.

AdvisorOne Funds
Semi-Annual Report
October 31, 2005

Distributed by Aquarius Fund Distributors, LLC
Member NASD/SIPC

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AdviserOne Funds Semi-Annual Report

Table of Contents
Letter From The Portfolio Management Team	4
Amerigo Fund - Portfolio Summary	6
Clermont Fund - Portfolio Summary	7
Amerigo Fund - Performance Update	8
Clermont Fund - Performance Update	9
Shareholder Expense Example	10
Amerigo Fund - Schedule of Investments	12
Clermont Fund - Schedule of Investments	14
Statements of Assets and Liabilities	16
Statements of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	23

AdviserOne Funds Semi-Annual Report

Letter From The Portfolio Management Team

Dear Shareholders,

We are pleased to provide you with the Semi-Annual Report for the Funds covering the six-month period that ended on October 31, 2005.

Investment Environment

The equity markets turned in a strong performance during the six months ending October 31st with the Standard and Poor’s 500 Index generating a positive total return of 5.28 percent. Key asset class themes throughout this period of time were as follows:

•     Growth outperformed value across all market capitalizations, the opposite of what we witnessed the previous six months.

•     International equities continued to outperform the domestic Standard and Poor’s’ 500 Index and emerging market equities generated returns far in excess of developed international equities.

•     Small-cap equities performed well over this six month period as investors were more willing to own securities with higher risk.

•     Shorter duration bonds outperformed their longer duration counterparts.

With respect to economic activity, we continue to see strong months followed by weak months and vice versa as the economy continues to churn. This churning is also reflected in the behavior of interest rates, as well as stock prices, which have traded within a relatively narrow range for most of 2005.

Portfolio Positioning

The key drivers of Amerigo’s performance over the past six months were an overweighting in international equities, emerging markets in particular, along with an increase in the portfolios’ growth allocation and a corresponding reduction in large-cap value.

Over the course of the past six months, we reduced positions in iShares MSCI EAFE International Index and the iShares Russell 1000 Value Index. Proceeds from these reductions, along with new cash flow, were reinvested into iShares MSCI Emerging Markets, Vanguard Emerging Market Vipers and Vanguard Mid Cap Blend Vipers. We also re-established a position in the iShares Russell 2000 Small Cap Index for short-term trading purposes.

Clermont’s performance during the six months ending October 31, 2005 benefited from an overweighting in equities relative to bonds, a reduction in the Fund’s value overweighting and a repositioning of the international equity portfolio from developed to emerging markets. Bond durations were shorter than the benchmark for most of this time period, again beneficial to relative return.

During this same time period, we reduced our exposure to iShares MSCI EAFE International Index with the proceeds being reinvested into iShares MSCI Emerging Market Index. Our exposure to the iShares Dow Jones Select Dividend Index was eliminated with proceeds from that sale being added to Vanguard

Mid Cap Vipers.

AdviserOne Funds Semi-Annual Report

Lastly, due to the recent increase in interest rates, positions in U.S. Treasury Bills and the iShares Lehman 1-3 Year Index were reduced with proceeds reinvested in U.S. Treasury Notes further out on the yield curve (two years to ten years). Intermediate-term interest rates have remained in a narrow trading range for the past two years. As interest rates once again approached the higher end of this trading range, we used the opportunity to modestly extend the duration of Clermont’s bond holdings.

Investment Outlook

One of the surprises to investors over the past two years has been how resilient the stock markets have been in the face of several external shocks. Over this two year period, long-term interest rates have continued to remain at relatively low levels. Part of the reason the stock market has remained so resilient is likely due to the huge cushion that low long-term interest rates have provided. While we remain focused on the potential for the Federal Reserve to continue to raise interest rates, the Fed’s actions, to date, have been offset by stimulative economic policies elsewhere in the world. While 2006 may bring its share of challenges for investors, we remain cautiously optimistic as 2005 comes to a close.

Sincerely,
Portfolio Management Team

Amerigo and Clermont are both a fund of funds meaning they invest in underlying mutual funds and exchange traded funds (“Underlying Funds”). In some instances, it may be less expensive for an investor to invest in the Underlying Funds directly. There is also a risk that the investment advisors of those Underlying Funds may make investment decisions detrimental to the performance of the Funds or may be more volatile than investments in other mutual funds. The Funds invest in Underlying Funds as well as equity, bond or derivative securities. There are certain risks associated with these holdings as listed below:

EQUITY SECURITIES: The value will fluctuate in response to stock market movements
BONDS: The value will fluctuate with changes in interest rates
JUNK BONDS: Carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities
OPTIONS AND/OR FUTURES (Derivative Securities): Are volatile and involve significant risks
FOREIGN SECURITIES: Unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets and a lack of governmental regulation may subject foreign securities to risk

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.

Sample holdings are presented as an example of securities that the portfolio has purchase and the diversity of areas in which the portfolio may invest. These holdings are not necessarily representative of the portfolio’s current or future investments. The sample holdings should not be considered investment advice.

AdviserOne Funds Semi-Annual Report

Amerigo Fund - Portfolio Summary

Portfolio Composition*

                                          Top 10 Portfolio Holdings*

iShares MSCI Emerging Markets Index Fund	16.26%
iShares Russell Midcap Growth Index Fund	9.53%
Nasdaq-100 Index Tracking Stock	6.97%
iShares MSCI EAFE Index Fund	6.66%
Vanguard Mid-Cap VIPERs	5.71%
iShares Russell 1000 Value Index Fund	5.28%
SPDR Consumer Staples Select Sector Fund	5.04%
iShares Dow Jones US Transportation Index Fund	4.37%
SPDR Trust Series 1	3.46%
iShares Russell 2000 Index Fund	3.42%

                                                        *Based on total investment value as of October 31, 2005. Holdings may vary over time.

AdviserOne Funds Semi-Annual Report

Clermont Fund - Portfolio Summary

Portfolio Composition*

Specialty 4.56%
0.92% Diversified Companies
Mid Cap Growth 4.23%
13.88% Bond Funds
Large-Cap Value 3.19%
Large-Cap Blend 8.63%
8.94% Emerging Markets
U.S. Treasury Bonds 4.42%
5.35% International Equity
Large Cap Growth 5.10%
11.00% U.S. Treasury Bills
U.S. Treasury Notes 7.73%
Mid Cap Blend 14.49%
7.56% Money Market Funds

                                          Top 10 Portfolio Holdings*

Vanguard Mid-Cap VIPERs	9.60%
Goldman Sachs Prime Obligation Fund	5.57%
iShares MSCI Emerging Markets Index Fund	5.31%
iShares S&P 100 Index Fund	5.10%
iShares Morningstar Mid Core Index Fund	4.89%
iShares Lehman Aggregate Bond Fund	4.87%
Vanguard Consumer Staples VIPERs	4.71%
iShares Lehman 1-3 Year Treasury Bond Fund	4.63%
iShares Russell Midcap Growth Index Fund	4.22%
U.S. Treasury TIP Bond, 3.375%, due 1/15/07	4.00%

                                                        *Based on total investment value as of October 31, 2005. Holdings may vary over time.

AdviserOne Funds Semi-Annual Report

Amerigo Fund - Performance Update

Annualized Total Returns as of October 31, 2005

Since						Inception
	6 Months*	1 Year	5 Year	10 Year	Inception	Date
Class C Shares1	5.56%	9.95%	(1.02)%	N/A	(2.27)%	7/13/00
Class N Shares2	7.09%	12.01%	(0.31)%	N/A	5.67%	7/14/97

*Figures are not annualized.
1 Class C Shares are subject to a CDSC of 1% on shares redeemed within 18 months of purchase.
2 Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Amerigo Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

 20000 -

                                                  Amerigo Fund (Class N)                                                                  S&P 500 Index

Results represent past performance and do not indicate future returns. The value of an investment in the Funds and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost. Total return is calculated assuming reinvestment of all dividends.  Total returns would have been lower had the Adviser, the Distributor, the Administrator, and Custodian not waived or reimbursed a portion of their fees. The performance of each class may vary based on differences in loads or fees paid by the shareholders investing in each class.

“S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

AdviserOne Funds Semi-Annual Report

Clermont Fund - Performance Update

Annualized Total Returns as of October 31, 2005

Since						Inception
	6 Months*	1 Year	5 Year	10 Year	Inception	Date
Class N Shares1	2.71%	4.94%	(0.32)%	N/A	3.12%	7/14/97

*Figure is not annualized.
1 Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Clermont Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

20000 -

                                                    Clermont Fund (Class N)              Lehman Brothers S&P 500 Index Aggregate Bond Index

Results represent past performance and do not indicate future returns. The value of an investment in the Funds and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost. Total return is calculated assuming reinvestment of all dividends.  Total returns would have been lower had the Adviser, the Distributor, the Administrator, and Custodian not waived or reimbursed a portion of their fees. The performance of each class may vary based on differences in loads or fees paid by the shareholders investing in each class.

The Lehman Brothers Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). “S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

AdviserOne Funds Semi-Annual Report

Shareholder Expense Example

As a shareholder of the Fund you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses: The first section of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (4/30/05)	Ending Account Value (10/31/05)	Expense Ratio (Annualized)	Expenses Paid During the Period* (5/1/05 to 10/31/05)
Amerigo Fund
Actual:
Class C	$1,000.00	$1,065.63	2.15%	$11.19
Class N	1,000.00	1,070.94	1.15%	6.00

Hypothetical
(5% return before expenses):
Class C	$1,000.00	$1,014.37	2.15%	$10.92
Class N	1,000.00	1,019.41	1.15%	5.85

AdviserOne Funds Semi-Annual Report

Shareholder Expense Example (Continued)

	Beginning Account Value (4/30/05)	Ending Account Value (10/31/05)	Expense Ratio (Annualized)	Expenses Paid During the Period* (5/1/05 to 10/31/05)
Clermont Fund
Actual:	$1,000.00	1,027.11	1.15%	$5.88
Hypothetical
(5% return before expenses):	$1,000.00	1,019.41	1.15%	5.85

*Expenses are equal to the Fund’s annualized expense ratios multiplied by the average account value  over the period, multiplied by 184/365 (to reflect the one-half year period).

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Amerigo Fund
October 31, 2005 (Unaudited)

	Shares	Market Value
Common Stocks-1.52%
Diversified Companies-1.52%
Berkshire Hathaway, Inc- Class A*	83	$ 7,129,700
Total Common Stocks (cost $7,520,267)		7,129,700

Equity Funds-92.77%
Emerging Markets-18.57%
iShares MSCI Emerging Markets Index Fund	960,000	76,320,000
Vanguard Emerging Markets VIPERs	202,000	10,982,740
		87,302,740
International Equity-11.56%
iShares MSCI Canada Index Fund	75,000	1,500,000
iShares MSCI EAFE Index Fund	556,000	31,275,000
iShares MSCI Netherlands Index Fund	409,000	7,660,570
iShares MSCI Spain Index Fund	185,000	6,756,200
iShares MSCI United Kingdom Index Fund	385,000	7,122,500
		54,314,270
Large Cap Blend-12.13%
iShares Morningstar Large Core Index Fund	115,000	7,391,050
iShares S&P 500 Index Fund	81,200	9,773,232
SPDR Consumer Staples Select Sector Fund	1,020,000	23,653,800
SPDR Trust Series 1	135,000	16,217,550
		57,035,632
Large Cap Growth-10.45%
iShares S&P 100 Index Fund	170,000	9,480,900
Nasdaq-100 Index Tracking Stock	842,000	32,728,540
iShares Russell 1000 Growth Index Fund	141,000	6,928,740
		49,138,180
Large Cap Value-8.63%
iShares Russell 1000 Value Index Fund	371,000	24,793,930
Vanguard Value VIPERs	285,000	15,757,650
		40,551,580
Mid Cap Blend-8.05%
iShares Morningstar Mid Core Index Fund	162,000	11,048,400
Vanguard Mid-Cap VIPERs	437,000	26,809,950
		37,858,350
Mid Cap Growth-9.52%
iShares Russell Midcap Growth Index Fund	506,000	44,730,400

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Amerigo Fund (Continued)
October 31, 2005 (Unaudited)

	Shares	Market Value
Small Cap Growth-3.42%
iShares Russell 2000 Index Fund	252,000	$ 16,072,560

Speciality-10.44%
iShares Dow Jones US Healthcare Sector Index Fund	255,000	15,396,900
iShares Dow Jones US Transportation Index Fund	300,000	20,523,000
Vanguard Health Care VIPERs	253,000	13,143,350
		49,063,250

Total Equity Funds (cost $399,427,257)		436,066,962

Money Market Funds- 5.57%
Goldman Sachs Prime Obligations Fund	13,149,580	13,149,580
Milestone Treasury Obligation Portfolio- Institutional Class	13,041,067	13,041,067
Total Money Market Funds (cost $26,190,647)		26,190,647

Total Investments (cost $433,138,171)-99.86%		$ 469,387,309
Other Assets less Liabilities-0.14%		650,719
NET ASSETS-100.00%		$ 470,038,028

*Non-income producing security
EAFE- Europe, Australasia, Far East
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depositary Receipts
VIPERs - Vanguard Index Participation Equity Receipts
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Clermont Fund
October 31, 2005 (Unaudited)

	Shares	Market Value
Common Stocks-0.92%
Diversified Companies-0.92%
Berkshire Hathaway, Inc- Class A*	13	$ 1,116,700
Total Common Stocks (cost $1,135,236)		1,116,700

Bond Funds-13.83%
iShares IBOXX Liquid Corporates	16,200	2,469,583
iShares Lehman Aggregate Bond Fund	59,000	5,912,390
iShares Lehman 1-3 Year Treasury Bond Fund	70,000	5,623,100
Van Kampen Senior Income Trust	361,000	2,837,460
Total Bond Funds (cost $16,997,964)		16,842,533

Equity Funds-54.29%
Emerging Markets-8.90%
iShares MSCI Emerging Markets Index Fund	81,000	6,439,500
Vanguard Emerging Markets VIPERs	81,000	4,403,970
		10,843,470
International Equity-5.33%
iShares MSCI EAFE Index Fund	75,000	4,218,750
iShares MSCI United Kingdom Index Fund	123,000	2,275,500
		6,494,250
Large Cap Blend-8.60%
iShares Morningstar Large Core Index Fund	74,000	4,755,980
Vanguard Consumer Staples VIPERs	102,000	5,721,180
		10,477,160
Large Cap Growth-5.09%
iShares S&P 100 Index Fund	111,000	6,190,470

Large Cap Value-3.18%
iShares Russell 1000 Value Index Fund	58,000	3,876,140

Mid Cap Blend-14.44%
iShares Morningstar Mid Core Index Fund	87,000	5,933,400
Vanguard Mid-Cap VIPERs	190,000	11,656,500
		17,589,900
Mid Cap Growth-4.21%
iShares Russell Midcap Growth Index Fund	58,000	5,127,200

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Clermont Fund (Continued)
October 31, 2005 (Unaudited)

	Shares	Market Value
Speciality-4.54%
iShares Dow Jones US Healthcare Sector Index Fund	52,000	$ 3,139,760
Vanguard Health Care VIPERs	46,000	2,389,700
		5,529,460

Total Equity Funds (cost $62,517,609)		66,128,050

U.S. Treasury Bonds-4.41%	Principal
U.S. Treasury TIP Bond, 3.375%, due 1/15/07	$ 4,734,584	4,857,758
U.S. Treasury TIP Bond, 3.625%, due 1/15/08	486,196	508,720
Total U.S. Treasury Bonds (cost $5,668,850)		5,366,478

U.S. Treasury Notes-7.70%
3.625%, due 04/30/07	2,400,000	2,373,281
4.00%, due 09/30/07	4,700,000	4,666,588
4.25%, due 08/15/15	2,400,000	2,341,874
Total U.S. Treasury Notes (cost $9,419,581)		9,381,743

U.S. Treasury Bills-10.96%
Due 11/3/05	2,200,000	2,199,621
Due 11/10/05	2,200,000	2,198,278
Due 11/25/05	2,200,000	2,195,429
Due 12/15/05	2,200,000	2,191,608
Due 01/05/06	2,300,000	2,286,129
Due 01/19/06	2,300,000	2,282,770
Total U.S. Treasury Bills (cost $13,353,833)		13,353,835

Money Market Funds-7.54%	Shares
Goldman Sachs Prime Obligation Fund	6,759,075	6,759,075
Milestone Treasury Obligation Portfolio- Institutional Class	2,418,582	2,418,582
Total Money Market Funds (cost $9,177,657)		9,177,657

Total Investments (cost $118,270,730)-99.65%		$ 121,366,996
Other Assets less Liabilities-0.35%		431,829
NET ASSETS-100.00%		$ 121,798,825
* Non-income producing security
EAFE- Europe, Australasia, Far East
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depository Receipts
TIP- Treasury Inflation Protected
VIPERs - Vanguard Index Participation Equity Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Assets and Liabilities
October 31, 2005 (Unaudited)

	Amerigo	Clermont
Assets:	Fund	Fund
Investments, at cost	$ 406,947,524	$ 95,739,238
Investments in securities, at value (a)	$ 443,196,662	$ 98,835,504
Short term investments (a)	26,190,647	22,531,492
Interest and dividends receivable	59,447	120,467
Receivable for fund shares sold	1,241,820	474,028
Prepaid expenses and other assets	61,645	27,210
Total Assets	470,750,221	121,988,701

Liabilities:
Payable for fund shares redeemed	227,350	59,997
Payable for distribution fees (b)	6,513	-
Payable to advisor (b)	387,529	91,299
Accrued expenses and other liabilities	90,801	38,580
Total Liabilities	712,193	189,876
Net Assets	$ 470,038,028	$ 121,798,825

Net Assets:
Paid in capital	$ 424,894,688	$ 114,411,729
Undistributed net investment income	474,269	1,150,777
Accumulated net realized gain on investments	8,419,933	3,140,053
Net unrealized appreciation on investments	36,249,138	3,096,266
Net Assets	$ 470,038,028	$ 121,798,825

Class C Shares:
Net assets	$ 7,696,165	$ -
Net asset value and offering price per share
(based on shares of beneficial interest outstanding)*	$ 13.48	$ -
Total shares outstanding at end of period	570,908	-

Class N Shares:
Net assets	$ 462,341,863	$ 121,798,825
Net asset value and offering price per share
(based on shares of beneficial interest outstanding)	$ 13.89	$ 10.61
Total shares outstanding at end of period	33,286,995	11,481,693

* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
(a) Refer to Note 2 in the Notes to Financial Statements at the back of this report.
(b) Refer to Note 3 in the Notes to Financial Statements at the back of this report.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Operations
For the Six Months Ended October 31, 2005 (Unaudited)

	Amerigo	Clermont
	Fund	Fund
Investment Income:
Interest income	$ 245,892	$ 648,554
Dividend income	1,454,653	581,352
Total investment income	1,700,545	1,229,906

Expenses:
Investment advisory fee (a)	2,081,380	567,883
Administration fees (a)	169,438	61,834
Accounting fees (a)	52,386	25,403
Distribution fees - Class C Shares (a)	37,935	-
Transfer agent fees (a)	32,010	21,929
Professional fees	26,472	12,372
Registration & filing fees	19,157	12,098
Custodian fees	28,253	8,579
Insurance	7,940	3,529
Printing and postage expense	6,554	3,277
Trustees' fees	2,017	2,017
Miscellaneous expenses	4,012	2,008
Total expenses before waivers	2,467,554	720,929
Expenses waived (a)	(28,510)	(66,051)
Net Expenses	2,439,044	654,878
Net Investment Income (Loss)	(738,499)	575,028

Net Realized and Unrealized Gain
on Investments:
Net realized gain (loss) on:
Investments	6,780,371	2,720,922
Total net realized gain	6,780,371	2,720,922
Net change in unrealized appreciation
(depreciation) on investments	19,363,843	(540,273)
Net Realized and Unrealized Gain on Investments	26,144,214	2,180,649
Net Increase in Net Assets Resulting from
Operations	$ 25,405,715	$ 2,755,677

(a) Refer to Note 3 in the Notes to Financial Statements at the back of this report.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets
Amerigo Fund

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2005	April 30, 2005
Increase in Net Assets:	(Unaudited)

From Operations:
Net investment income (loss)	$ (738,499)	$ 1,267,083
Net realized gain on investments	6,780,371	8,318,345
Net change in unrealized appreciation
on investments	19,363,843	7,016,981
Net increase in net assets resulting from operations	25,405,715	16,602,409
From Distributions to Shareholders:
From Investment Income:
Class N	-	(208,226)
Total Dividends and Distributions to Shareholders	-	(208,226)
From Fund Share Transactions (a)	99,636,867	158,578,323
Total Increase in Net Assets	125,042,582	174,972,506

Net Assets:
Beginning of period	344,995,446	170,022,940
End of period	$ 470,038,028	$ 344,995,446
Undistributed net investment income at end of period	$ 474,269	$ 1,212,768

(a) Refer to Note 6 in the Notes to Financial Statements at the back of this report.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets
Clermont Fund

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2005	April 30, 2005
Increase in Net Assets:	(Unaudited)

From Operations:
Net investment income	$ 575,028	$ 1,100,619
Net realized gain on investments	2,720,922	601,888
Net change in unrealized appreciation
(depreciation) on investments	(540,273)	1,839,693
Net increase in net assets resulting from operations	2,755,677	3,542,200
From Distributions to Shareholders:
From Net Realized Gains:
Class N	-	(488,267)
From Investment Income:
Class N	-	(1,115,446)
Total Dividends and Distributions to Shareholders	-	(1,603,713)
From Fund Share Transactions (a)	16,159,192	43,515,106
Total Increase in Net Assets	18,914,869	45,453,593

Net Assets:
Beginning of period	102,883,956	57,430,363
End of period	$ 121,798,825	$ 102,883,956
Undistributed net investment income at end of period	$ 1,150,777	$ 575,749

(a) Refer to Note 6 in the Notes to Financial Statements at the back of this report.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated.

	Class C Shares

	Six Months Ended	Fiscal Years Ending April 30,				Period Ended
	October 31, 2005 (b)	2005 (b)	2004 (b)	2003 (b)	2002 (b)	April 30, 2001 (a)
	(Unaudited)
Net asset value, beginning of period	$ 12.65	$ 11.82	$ 9.47	$ 11.27	$ 13.07	$ 16.91

Income (loss) from investment operations:
Net investment loss	(0.09)	(0.07)	(0.09)	(0.10)	(0.18)	(0.02)
Net realized and unrealized gain (loss) on
investments	0.92	0.90	2.44	(1.70)	(0.95)	(3.12)
Total income (loss) from investment operations	0.83	0.83	2.35	(1.80)	(1.13)	(3.14)

Less distributions from net investment income	-	-	-	-	(0.12)	(0.04)
Less distributions from net realized gains	-	-	-	-	(0.55)	(0.66)
Total distributions from net investment
income and net realized gains	-	-	-	-	(0.67)	(0.70)

Net asset value, end of period	$ 13.48	$ 12.65	$ 11.82	$ 9.47	$ 11.27	$ 13.07

Total return (c)	6.56%	7.02%	24.82%	(15.97)%	(8.66)%	(18.95)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 7,696	$ 7,067	$ 6,375	$ 4,741	$ 4,136	$ 2,878
Ratio of expenses to average net assets (d)	2.15%	2.15%	2.15%	2.15%	2.33%	2.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	2.16%	2.22%	2.36%	2.63%	2.87%	3.57%
Ratio of net investment income (loss) to
average net assets (d)	(1.34)%	(0.57)%	(0.79)%	(1.01)%	(1.55)%	0.76%
Portfolio turnover rate	12%	57%	55%	107%	46%	10%

(a) The commencement of this class was July 13, 2000.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d) Annualized for periods less than one year.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Six Months Ended	Fiscal Years Ending April 30,
	October 31, 2005 (a)	2005 (a)	2004 (a)	2003 (a)		2002 (a)	2001
	(Unaudited)
Net asset value, beginning of period	$ 12.97	$ 12.00	$ 9.52	$ 11.22		$ 12.97	$ 16.36

Income (loss) from investment operations:
Net investment loss	(0.02)	0.07	0.02	(0.00)	(b)	(0.07)	0.07
Net realized and unrealized gain (loss) on
investments	0.94	0.91	2.46	(1.70)		(0.94)	(2.73)
Total income (loss) from investment operations	0.92	0.98	2.48	(1.70)		(1.01)	(2.66)

Less distributions from net investment income	-	(0.01)	-	-		(0.19)	(0.07)
Less distributions from net realized gains	-	-	-	-		(0.55)	(0.66)
Total distributions from net investment
income and net realized gains	-	(0.01)	-	-		(0.74)	(0.73)

Net asset value, end of period	$ 13.89	$ 12.97	$ 12.00	$ 9.52		$ 11.22	$ 12.97

Total return (c)	7.09%	8.16%	26.05%	(15.15)%		(7.79)%	(16.71)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 462,342	$ 337,929	$ 163,648	$ 41,303		$ 35,368	$ 36,170
Ratio of expenses to average net assets (d)	1.15%	1.15%	1.15%	1.15%		1.33%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.16%	1.22%	1.36%	1.63%		1.88%	1.71%
Ratio of net investment income (loss) to
average net assets (d)	(0.34)%	0.54%	0.21%	(0.01)%		(0.55)%	0.32%
Portfolio turnover rate	12%	57%	55%	107%		46%	10%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Amount represents less than $0.01 per share.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d) Annualized for periods less than one year.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Clermont Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Six Months Ended	Fiscal Years Ending April 30,
	October 31, 2005 (a)	2005 (a)	2004 (a)	2003 (a)	2002 (a)	2001
	(Unaudited)
Net asset value, beginning of period	$ 10.33	$ 10.04	$ 8.93	$ 9.94	$ 10.81	$ 12.17

Income (loss) from investment operations:
Net investment income	0.05	0.14	0.22	0.12	0.12	0.18
Net realized and unrealized gain (loss) on
investments	0.23	0.34	1.04	(1.07)	(0.55)	(0.87)
Total income (loss) from investment operations	0.28	0.48	1.26	(0.95)	(0.43)	(0.69)

Less distributions from net investment income	-	(0.13)	(0.15)	(0.06)	(0.15)	(0.39)
Less distributions from net realized gains	-	(0.06)	-	-	(0.29)	(0.28)
Total distributions from net investment
income and net realized gains	-	(0.19)	(0.15)	(0.06)	(0.44)	(0.67)

Net asset value, end of period	$ 10.61	$ 10.33	$ 10.04	$ 8.93	$ 9.94	$ 10.81

Total return (b)	2.71%	4.72%	14.11%	(9.58)%	(3.92)%	(5.87)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 121,799	$ 102,884	$ 57,430	$ 34,755	$ 14,440	$ 11,668
Ratio of expenses to average net assets (c)	1.15%	1.15%	1.15%	1.15%	1.33%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (c)	1.27%	1.32%	1.51%	1.77%	3.55%	2.85%
Ratio of net investment income (loss) to
average net assets (c)	1.01%	1.35%	2.26%	1.21%	1.22%	1.62%
Portfolio turnover rate	29%	36%	97%	105%	60%	9%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(c) Annualized for periods less than one year.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

1.     Organization

AdvisorOne Funds (the “Trust” or the “Funds”) was organized as a Delaware Business Trust in December 1996 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Amerigo Fund and the Clermont Fund (collectively the “Funds” and each individually a “Fund”) are each a series of the Trust ..   The Funds operate as diversified investment companies.

  Fund                                            Primary Objective

Amerigo Fund	Long-term growth of capital without regard to current income
Clermont Fund	Combination of current income and growth of capital

The Funds offer the following classes of shares:

   Class                                        Funds Offering Class

Class C	Amerigo Fund only
Class N	Amerigo Fund and Clermont Fund

Class C Shares are offered subject to a 1.00% contingent deferred sales charge applied to redemptions occurring within eighteen months of purchase. Class N Shares are offered at net asset value.

2.     Summary of Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation and Transactions

U.S. equity securities, primarily exchange traded funds, are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.   NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  In the absence of a last sale price, securities are valued using the last available bid price.   U.S. long-term debt obligations are valued at the mean between quoted bid and asked prices for such securities or, if such prices are not available, at prices of securities with comparable maturity, quality and type.   Money market funds are valued at original cost which approximates fair value.

Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available of for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  As of October 31, 2005, there were no securities requiring a fair value determination by or under the direction of the Board.

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Valuation of Fund of Funds

The Amerigo Fund and the Clermont Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes

It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

Investment Income

Corporate actions (including cash dividends) are recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.

Expenses

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.  Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Distributions to Shareholders

Income will normally be declared and distributed annually for each of the Funds.  The Funds declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.  These differences are primarily due to the treatment of wash sale losses.

3.     Fees and Compensation Paid to Affiliates and Other Parties

Advisory Fees

The Amerigo Fund and the Clermont Fund have entered into an Investment Advisory Agreement with CLS Investment Firm, LLC (the “Adviser”, formerly Clarke Lanzen Skalla Investment Firm, LLC), a subsidiary of NorthStar Financial Services Group, LLC.  As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, the Funds will pay the Adviser a fee accrued daily and paid monthly, at the annualized rate of 1.00% of net assets.

The Adviser has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses for the Amerigo Fund and Clermont Fund, net of waivers and custodial credits.  The annualized rates are as follows:

Expense Limitation
Class C (Amerigo Only)	2.15%
Class N	1.15%

The waivers for the Adviser’s fees for the six months ended October 31, 2005 amounted to $28,510 and $66,051 for Amerigo Fund and Clermont Fund, respectively.

Administration, Fund Accounting , Transfer Agent and Custody Administration Fees

Gemini Fund Services, LLC (the “Administrator”), an affiliate of the Adviser, serves as the administrator, fund accountant, transfer agent and custody administrator of the Trust. The Administration agreement provides that the Administrator may retain Sub-Administrators for the purpose of providing such services to one or more Funds of the Trust.  For providing administration services to the Fund, the Administrator receives from each fund a monthly fee at an annual rate of 0.10% of the first $100 million of the Fund’s average daily net assets, and at reduced rates thereafter, subject to certain minimum requirements. For providing fund accounting services, the Administrator receives from each Fund a monthly fee of $2,000 plus a basis point fee calculated on the Fund’s average daily net assets exceeding $25 million, plus out-of-pocket expenses.  For providing transfer agent services, the Administrator receives from each Fund a minimum monthly or per account fee plus certain transaction fees, which are allocated by shareholder accounts.  For providing custody administration services, the Administrator receives from each Fund a monthly fee calculated at an annual rate of .0075% for the first $100 million of the Trust’s average daily portfolio market value, and at reduced rates thereafter.

Distributor

The distributor of the Funds is Aquarius Fund Distributors, LLC. ( the “Distributor”), an affiliate of the Adviser. The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-l under the 1940 Act.  The Plans and Agreements provide for the payment of a distribution fee to the Distributor at an annualized rate of 0.75% of the average daily net assets attributable to Class C shares.  The Plans and Agreements for Class C shares also provide for the payment of a shareholder service fee at an annualized rate of 0.25% of the average daily net assets attributable to the Class C shares.  Class N shares do not pay any 12b-1 distribution or shareholder service fees.

Trustees Fees

The Funds pay no compensation to their Trustees who are employees of the Adviser or its affiliates ..  The Board has approved the following Trustee compensation schedule: Each Trustee will receive $3,000 for each regular board meeting attended in-person; a minimum of $1,000 for each special board meeting attended in-person, or $200 per Fund participating in the special meeting, whichever is greater;  $750 for all telephonic board meetings; $500 for in-person committee meetings and $250 for telephonic committee meetings, unless the committee meeting is on the same day as a board meeting, in which case it will not be compensated. The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

4.     Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at October 31, 2005, were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Amerigo Fund	$433,138,171	$37,674,138	$(1,425,000)	$36,249,138
Clermont Fund	118,270,730	3,740,799	(644,533)	3,096,266

5.     Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six months ended October 31, 2005, were as follows:

	Purchases	Sales
Amerigo Fund	$132,467,844	$49,024,020
Clermont Fund	44,826,513	25,898,974

6.     Shareholders’ Transactions

At October 31, 2005, the Funds had an unlimited number of shares authorized with no par value.

Following is a summary of shareholder transactions for each Fund:

	Six Months Ended October 31, 2005		Year Ended April 30, 2005
Amerigo Fund	Shares	Dollars	Shares	Dollars
	(Unaudited)
Class C Shares:
Shares sold	40,046	$ 536,887	112,021	$1,389,164
Shares issued to shareholders in reinvestment	-	-	-	-
Shares redeemed	(27,791)	(369,649)	(92,807)	(1,125,166)
Net increase	12,255	$ 167,238	19,214	$ 263,998

	Six Months Ended October 31, 2005		Year Ended April 30, 2005
Amerigo Fund	Shares	Dollars	Shares	Dollars
Class N Shares:	(Unaudited)
Shares sold	8,869,947	$122,057,051	16,129,378	$204,793,037
Shares issued to shareholders in reinvestment	-	-	13,957	188,284
Shares redeemed	(1,642,165)	(22,587,422)	(3,718,715)	(46,666,996)
Net increase	7,227,782	$ 99,469,629	12,424,620	$158,314,325

	Six Months Ended October 31, 2005		Year Ended April 30, 2004
Clermont Fund	Shares	Dollars	Shares	Dollars
	(Unaudited)
Class N Shares:
Shares sold	2,949,879	$31,258,400	6,954,521	$71,552,600
Shares issued to shareholders in reinvestment	-	-	120,754	1,271,538
Shares redeemed	(1,431,384)	(15,099,208)	(2,830,346)	(29,309,032)
Net increase	1,518,495	$16,159,192	4,244,929	$43,515,106

7.    Distributions to Shareholders, Tax Components of Capital and Other

The tax character of distributions paid during the fiscal years ended April 30, 2005, and April 30, 2004 were as follows:

2005	Ordinary Income	Long-Term Capital Gains
Amerigo Fund	$ 208,226	$ -
Clermont Fund	$1,115,446	$488,267

2004	Ordinary Income
Clermont Fund	$717,796

As of April 30, 2005, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gains	Unrealized A ppreciation
Amerigo Fund	$1,212,768	$1,679,019	$16,845,837
Clermont Fund	780,494	232,313	3,620,385

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2005, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies, is available without charge, upon request, by calling 1-866-811-0225 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.   The Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-811-0225.

www.advisoronefunds.com
4020 S. 147th Street Omaha, NE 68137
1-866-811-0225

Distributed by Aquarius Fund Distributors, LLC
Member NASD/SIPC

Item 2. Code of Ethics.   Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert.  Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services.  Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)         Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)    Not required for semi-annual reports.

(a)(2)    Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)    Not applicable.

(b)         Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds.

By (Signature and Title)

              /s/ W. Patrick Clarke

       W. Patrick Clarke, President

Date      1/9/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

              /s/ W. Patrick Clarke

        W. Patrick Clarke, President

Date      1/9/05

By (Signature and Title)

              /s/ Michael J. Wagner

       Michael J. Wagner, Treasurer

Date      1/9/05